SUN LIFE (N.Y.) VARIABLE ACCOUNT A
Annual Report for the
Year Ended December 31, 1997

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account A (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

February 6, 1998

                     SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                          STATEMENT OF CONDITION

                            DECEMBER 31, 1997

                                                                    SHARES        COST          VALUE
                                                                    -------   ------------   ------------
ASSETS:
  Investments in mutual funds:
    Massachusetts Investors Trust ("MIT") Class A                    77,156   $  1,017,897   $  1,351,607
    Massachusetts Investors Growth Stock Fund ("MIG")
      Class A                                                        56,043        609,561        696,146
    MFS Total Return Fund ("MTR") Class A                           174,737      2,358,548      2,764,376
    MFS Growth Opportunities Fund ("MGO") Class A                    18,654        224,567        259,666
    MFS Research Fund ("MFR") Class A                                20,573        352,661        438,049
    MFS Bond Fund ("MFB") Class A                                    50,195        651,802        683,432
    MFS Money Market Fund ("MCM")                                   280,662        280,662        280,662
    MFS Government Money Market Fund ("MCG")                         70,666         70,666         70,666
    MFS High Income Fund ("MFH") Class A                             66,478        339,707        367,643
    MFS World Governments Fund ("MWG") Class A                       34,461        403,963        373,678
    MFS Emerging Growth Fund ("MEG") Class A                         27,273        652,461        986,812
                                                                              ------------   ------------

NET ASSETS                                                                    $  6,962,495   $  8,272,737
                                                                              ------------   ------------
                                                                              ------------   ------------

NET ASSETS APPLICABLE TO OWNERS OF DEFERRED                           UNITS     UNIT VALUE       VALUE
                                                                    -------   ------------   ------------
   VARIABLE ANNUITY CONTRACTS:
    MIT                                                              24,219     $  55.8438   $  1,351,607
    MIG                                                              13,024        53.6803        696,146
    MTR                                                              67,638        41.7612      2,764,376
    MGO                                                               6,582        39.2762        259,666
    MFR                                                               9,945        44.0450        438,049
    MFB                                                              25,870        26.0312        683,432
    MCM                                                              17,324        16.1968        280,662
    MCG                                                               4,440        15.9182         70,666
    MFH                                                              13,294        27.8588        367,643
    MWG                                                              12,546        29.5139        373,678
    MEG                                                              16,548        59.9380        986,812
                                                                                             ------------

NET ASSETS                                                                                   $  8,272,737
                                                                                             ------------
                                                                                             ------------


                           See notes to financial statements.

                           SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                                STATEMENT OF OPERATIONS

                             YEAR ENDED DECEMBER 31, 1997

                                                        MIT            MIG            MTR            MGO
                                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                   -----------    -----------    -----------    -----------

Income and Expenses:
  Dividend income and capital gain
    distributions received                          $  104,180     $  106,496     $  271,434      $  32,149
  Mortality and expense risk charges                    15,811          7,540         34,992          3,178
                                                   -----------    -----------    -----------    -----------

           Net investment income (loss)                 88,369         98,956        236,442         28,971
                                                   -----------    -----------    -----------    -----------

Realized and Unrealized Gains
  (Losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                            217,199         68,722        439,289         20,303
        Cost of investments sold                       178,678         72,046        336,187         13,929
                                                   -----------    -----------    -----------    -----------

           Net realized gains (losses)                  38,521         (3,324)       103,102          6,374
                                                   -----------    -----------    -----------    -----------

Net Unrealized Appreciation
  (Depreciation) on Investments:
      End of year                                      333,710         86,585        405,828         35,099
      Beginning of year                                142,622        (32,234)       329,636         22,925
                                                   -----------    -----------    -----------    -----------

           Change in unrealized
              appreciation                             191,088        118,819         76,192         12,174
                                                   -----------    -----------    -----------    -----------

           Realized and unrealized gains
             (losses)                                  229,609        115,495        179,294         18,548
                                                   -----------    -----------    -----------    -----------

  Increase (Decrease) in Net Assets
    from Operations                                 $  317,978     $  214,451     $  415,736      $  47,519
                                                   -----------    -----------    -----------    -----------
                                                   -----------    -----------    -----------    -----------




                                                       MFR            MFB            MCM            MCG
                                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                   -----------    -----------    -----------    -----------

Income and Expenses:
  Dividend income and capital gain
    distributions received                           $  19,376      $  54,236      $  14,581       $  3,453
  Mortality and expense risk charges                     4,942          9,999          3,939            984
                                                   -----------    -----------    -----------    -----------

           Net investment income (loss)                 14,434         44,237         10,642          2,469
                                                   -----------    -----------    -----------    -----------

Realized and Unrealized Gains
  (Losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                             46,369        625,325        265,304         27,494
        Cost of investments sold                        29,173        660,926        265,304         27,494
                                                   -----------    -----------    -----------    -----------

           Net realized gains (losses)                  17,196        (35,601)             -              -
                                                   -----------    -----------    -----------    -----------

Net Unrealized Appreciation
  (Depreciation) on Investments:
      End of year                                       85,388         31,630              -              -
      Beginning of year                                 52,320        (26,014)             -              -
                                                   -----------    -----------    -----------    -----------

           Change in unrealized
              appreciation                              33,068         57,644              -              -
                                                   -----------    -----------    -----------    -----------

           Realized and unrealized gains
             (losses)                                   50,264         22,043              -              -
                                                   -----------    -----------    -----------    -----------

  Increase (Decrease) in Net Assets
    from Operations                                  $  64,698      $  66,280      $  10,642       $  2,469
                                                   -----------    -----------    -----------    -----------
                                                   -----------    -----------    -----------    -----------


                                                       MFH            MWG            MEG
                                                   Sub-Account    Sub-Account    Sub-Account          Total
                                                   -----------    -----------    -----------    -----------

Income and Expenses:
  Dividend income and capital gain
    distributions received                           $  35,579      $  16,348       $  9,252     $  667,084
  Mortality and expense risk charges                     5,371          5,435         12,460        104,651
                                                   -----------    -----------    -----------    -----------

           Net investment income (loss)                 30,208         10,913         (3,208)       562,433
                                                   -----------    -----------    -----------    -----------

Realized and Unrealized Gains
  (Losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                            101,755        162,413        314,261      2,288,434
        Cost of investments sold                       100,464        179,549        181,324      2,045,074
                                                   -----------    -----------    -----------    -----------

           Net realized gains (losses)                   1,291        (17,136)       132,937        243,360
                                                   -----------    -----------    -----------    -----------

Net Unrealized Appreciation
  (Depreciation) on Investments:
      End of year                                       27,936        (30,285)       334,351       1,310,242
      Beginning of year                                 13,479        (31,188)       296,679         768,225
                                                   -----------    -----------    -----------    -----------

           Change in unrealized
              appreciation                              14,457            903         37,672         542,017
                                                   -----------    -----------    -----------    -----------

           Realized and unrealized gains
             (losses)                                   15,748        (16,233)       170,609         785,377
                                                   -----------    -----------    -----------    -----------

  Increase (Decrease) in Net Assets
    from Operations                                  $  45,956      $  (5,320)    $  167,401   $  1,347,810
                                                   -----------    -----------    -----------    -----------
                                                   -----------    -----------    -----------    -----------


                       See notes to financial statements.

                                     -3

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                             MIT                           MIG
                                                                         SUB-ACCOUNT                   SUB-ACCOUNT
                                                                         -----------                   -----------
                                                                         YEAR ENDED                    YEAR ENDED
                                                                         DECEMBER 31,                  DECEMBER 31,
                                                                         -----------                   -----------
                                                                     1997           1996            1997          1996
                                                                     ----           ----            ----          ----

Operations:
  Net investment income (expense)                                 $  88,369      $  93,649      $  98,956     $  109,259
  Net realized gains (losses)                                        38,521          6,420         (3,324)         1,331
  Net unrealized gains (losses)                                     191,088        116,255        118,819        (23,684)
                                                               ------------   ------------     ----------     ----------

Increase (decrease) in net assets from operations                   317,978        216,324        214,451         86,906
                                                               ------------   ------------     ----------     ----------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                                       54,860         59,276         26,278         22,225
    Net transfers between Sub-Accounts and
      Fixed Accounts                                                 75,536         (8,441)        20,971         18,419
    Withdrawals, surrenders and account fees                       (149,210)       (85,209)       (44,311)       (35,098)
                                                               ------------   ------------     ----------     ----------

Net contract owner activity                                         (18,814)       (34,374)         2,938          5,546
                                                               ------------   ------------     ----------     ----------

           Increase (decrease) in net assets                        299,164        181,950        217,389         92,452

Net Assets:
  Beginning of year                                               1,052,443        870,493        478,757        386,305
                                                               ------------   ------------     ----------     ----------

  End of year                                                  $  1,351,607   $  1,052,443     $  696,146     $  478,757
                                                               ------------   ------------     ----------     ----------
                                                               ------------   ------------     ----------     ----------




                                                                             MTR                           MGO
                                                                         SUB-ACCOUNT                   SUB-ACCOUNT
                                                                         -----------                   -----------
                                                                         YEAR ENDED                    YEAR ENDED
                                                                         DECEMBER 31,                  DECEMBER 31,
                                                                         -----------                   -----------
                                                                     1997           1996            1997          1996
                                                                     ----           ----            ----          ----
Operations:
  Net investment income (expense)                                $  236,442     $  244,417      $  28,971      $  21,254
  Net realized gains (losses)                                       103,102         60,205          6,374         12,751
  Net unrealized gains (losses)                                      76,192          4,956         12,174         10,378
                                                               ------------   ------------     ----------     ----------

Increase (decrease) in net assets from operations                   415,736        309,578         47,519         44,383
                                                               ------------   ------------     ----------     ----------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                                       91,990         61,458          4,030          4,745
    Net transfers between Sub-Accounts and
      Fixed Accounts                                                114,657        (42,651)          (357)        21,023
    Withdrawals, surrenders and account fees                       (398,900)      (200,379)       (12,299)       (51,946)
                                                               ------------   ------------     ----------     ----------

Net contract owner activity                                        (192,253)      (181,572)        (8,626)       (26,178)
                                                               ------------   ------------     ----------     ----------

           Increase (decrease) in net assets                        223,483        128,006         38,893         18,205

Net Assets:
  Beginning of year                                               2,540,893      2,412,887        220,773        202,568
                                                               ------------   ------------     ----------     ----------

  End of year                                                  $  2,764,376   $  2,540,893     $  259,666     $  220,773
                                                               ------------   ------------     ----------     ----------
                                                               ------------   ------------     ----------     ----------




                                                                             MFR                           MFB
                                                                         SUB-ACCOUNT                   SUB-ACCOUNT
                                                                         -----------                   -----------
                                                                         YEAR ENDED                    YEAR ENDED
                                                                         DECEMBER 31,                  DECEMBER 31,
                                                                         -----------                   -----------
                                                                     1997           1996            1997          1996
                                                                     ----           ----            ----          ----
Operations:
  Net investment income (expense)                                $   14,434      $  10,751      $  44,237      $  58,696
  Net realized gains (losses)                                        17,196         10,682        (35,601)          (546)
  Net unrealized gains (losses)                                      33,068         23,132         57,644        (31,879)
                                                               ------------   ------------     ----------     ----------

Increase (decrease) in net assets from operations                    64,698         44,565         66,280          26,271
                                                               ------------   ------------     ----------     ----------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                                       15,074          7,123        191,747         30,397
    Net transfers between Sub-Accounts and
      Fixed Accounts                                                130,826         61,532       (159,325)        (4,412)
    Withdrawals, surrenders and account fees                        (42,302)       (25,750)      (459,087)       (21,523)
                                                               ------------   ------------     ----------     ----------

Net contract owner activity                                         103,598         42,905       (426,665)         4,462
                                                               ------------   ------------     ----------     ----------

           Increase (decrease) in net assets                        168,296         87,470       (360,385)        30,733

Net Assets:
  Beginning of year                                                 269,753        182,283      1,043,817      1,013,084
                                                               ------------   ------------     ----------     ----------

  End of year                                                    $  438,049     $  269,753     $  683,432   $  1,043,817
                                                               ------------   ------------     ----------     ----------
                                                               ------------   ------------     ----------     ----------


                                                                                                              (Continued)

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                     STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                            MCM                           MCG
                                                                         SUB-ACCOUNT                   SUB-ACCOUNT
                                                                         -----------                   -----------
                                                                         YEAR ENDED                    YEAR ENDED
                                                                         DECEMBER 31,                  DECEMBER 31,
                                                                         -----------                   -----------
                                                                      1997          1996            1997          1996
                                                                      ----          ----            ----          ----

Operations:
  Net investment income (expense)                                 $  10,642      $  11,357       $  2,469       $  2,862
  Net realized gains (losses)                                             -              -              -              -
  Net unrealized gains (losses)                                           -              -              -              -
                                                                  ---------      ---------       --------       --------

Increase (decrease) in net assets from operations                    10,642         11,357          2,469          2,862
                                                                  ---------      ---------       --------       --------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                                       20,251         17,561          2,302          4,996
    Net transfers between Sub-Accounts and Fixed Accounts           (82,830)       (69,648)       (20,869)             -
    Withdrawals, surrenders and account fees                        (10,040)       (51,178)        (5,892)          (107)
                                                                  ---------      ---------       --------       --------

Net contract owner activity                                         (72,619)      (103,265)       (24,459)         4,889
                                                                  ---------      ---------       --------       --------

           Increase (decrease) in net assets                        (61,977)       (91,908)       (21,990)         7,751

Net Assets:
  Beginning of year                                                 342,639        434,547         92,656         84,905
                                                                  ---------      ---------       --------       --------

  End of year                                                    $  280,662     $  342,639      $  70,666      $  92,656
                                                                  ---------      ---------       --------       --------
                                                                  ---------      ---------       --------       --------

                                                                             MFH                           MWG
                                                                         SUB-ACCOUNT                   SUB-ACCOUNT
                                                                         -----------                   -----------
                                                                         YEAR ENDED                    YEAR ENDED
                                                                         DECEMBER 31,                  DECEMBER 31,
                                                                         -----------                   -----------
                                                                      1997          1996            1997          1996
                                                                      ----          ----            ----          ----

Operations:
  Net investment income (expense)                                 $  30,208      $  30,770      $  10,913       $  6,496
  Net realized gains (losses)                                         1,291         (1,897)       (17,136)        (7,467)
  Net unrealized gains (losses)                                      14,457         14,638            903         20,174
                                                                  ---------      ---------       --------       --------

Increase (decrease) in net assets from operations                    45,956         43,511         (5,320)        19,203
                                                                  ---------      ---------       --------       --------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                                        1,698          2,296         66,047          9,585
    Net transfers between Sub-Accounts and Fixed Accounts                 -         (1,081)       (82,359)       (33,415)
    Withdrawals, surrenders and account fees                        (96,943)       (32,317)       (75,626)       (38,748)
                                                                  ---------      ---------       --------       --------

Net contract owner activity                                         (95,245)       (31,102)       (91,938)       (62,578)
                                                                  ---------      ---------       --------       --------

           Increase (decrease) in net assets                        (49,289)        12,409        (97,258)       (43,375)

Net Assets:
  Beginning of year                                                 416,932        404,523        470,936        514,311
                                                                  ---------      ---------       --------       --------

  End of year                                                    $  367,643     $  416,932     $  373,678     $  470,936
                                                                  ---------      ---------       --------       --------
                                                                  ---------      ---------       --------       --------


                                                                             MEG
                                                                         SUB-ACCOUNT                     TOTAL
                                                                         -----------                   -----------
                                                                         YEAR ENDED                    YEAR ENDED
                                                                         DECEMBER 31,                  DECEMBER 31,
                                                                         -----------                   -----------
                                                                      1997          1996            1997          1996
                                                                      ----          ----            ----          ----
Operations:
  Net investment income (expense)                                $  (3,208)       $  (807)    $  562,433     $  588,704
  Net realized gains (losses)                                      132,937         49,734        243,360        131,213
  Net unrealized gains (losses)                                     37,672         75,648        542,017        209,618
                                                                  ---------      ---------       --------       --------

Increase (decrease) in net assets from operations                  167,401        124,575      1,347,810        929,535
                                                                  ---------      ---------       --------       --------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                                      27,670         26,289        501,947        245,951
    Net transfers between Sub-Accounts and Fixed Accounts           43,886         28,955         40,136        (29,719)
    Withdrawals, surrenders and account fees                      (229,670)       (75,899)    (1,524,280)      (618,154)
                                                                  ---------      ---------       --------       --------

Net contract owner activity                                       (158,114)       (20,655)      (982,197)      (401,922)
                                                                  ---------      ---------       --------       --------

           Increase (decrease) in net assets                         9,287        103,920        365,613        527,613

Net Assets:
  Beginning of year                                                977,525        873,605      7,907,124      7,379,511
                                                                  ---------      ---------       --------       --------

  End of year                                                   $  986,812     $  977,525   $  8,272,737   $  7,907,124
                                                                  ---------      ---------       --------       --------
                                                                  ---------      ---------       --------       --------


                                                                                                              (Concluded)


               See notes to financial statements.

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATIONS

     Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

     Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

     FEDERAL INCOME TAX STATUS

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)  CONTRACT CHARGES

     A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

     Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

     The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

(4)  UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS



                                                         MIT                          MIG
                                                      SUB-ACCOUNT                  SUB-ACCOUNT
                                                      -----------                  -----------
                                                      YEAR ENDED                   YEAR ENDED
                                                      DECEMBER 31,                 DECEMBER 31,
                                                      -----------                  -----------
                                                   1997         1996            1997         1996
                                                   ----         ----            ----         ----

Units outstanding, beginning of year             24,506       25,203           13,107       12,814
  Units purchased                                 1,081        1,571              531          664
  Units transferred between
    Sub-Accounts and Fixed Accounts               1,654         (220)             446          613
  Units withdrawn and surrendered                (3,022)      (2,048)          (1,060)        (984)
                                                 ------       ------           ------       ------
Units outstanding, end of year                   24,219       24,506           13,024       13,107
                                                 ------       ------           ------       ------
                                                 ------       ------           ------       ------



                                                         MTR                          MGO
                                                      SUB-ACCOUNT                  SUB-ACCOUNT
                                                      -----------                  -----------
                                                      YEAR ENDED                   YEAR ENDED
                                                      DECEMBER 31,                 DECEMBER 31,
                                                      -----------                  -----------
                                                   1997         1996            1997         1996
                                                   ----         ----            ----         ----

Units outstanding, beginning of year             72,562        77,949          6,814         7,521
  Units purchased                                 2,518         1,916            111           162
  Units transferred between
    Sub-Accounts and Fixed Accounts               3,183        (1,286)           (10)          828
  Units withdrawn and surrendered               (10,625)       (6,017)          (333)       (1,697)
                                                 ------       ------           ------       ------
Units outstanding, end of year                   67,638        72,562          6,582         6,814
                                                 ------       ------           ------       ------
                                                 ------       ------           ------       ------



                                                         MFR                          MFB
                                                      SUB-ACCOUNT                  SUB-ACCOUNT
                                                      -----------                  -----------
                                                      YEAR ENDED                   YEAR ENDED
                                                      DECEMBER 31,                 DECEMBER 31,
                                                      -----------                  -----------
                                                   1997         1996            1997         1996
                                                   ----         ----            ----         ----

Units outstanding, beginning of year              7,286        6,052           43,291       43,111
  Units purchased                                   341          215            8,049        1,322
  Units transferred between
    Sub-Accounts and Fixed Accounts               3,373        1,743           (6,684)        (189)
  Units withdrawn and surrendered                (1,055)        (724)         (18,786)        (953)
                                                 ------       ------           ------       ------
Units outstanding, end of year                    9,945        7,286           25,870       43,291
                                                 ------       ------           ------       ------
                                                 ------       ------           ------       ------


                                                         MCM                          MCG
                                                      SUB-ACCOUNT                  SUB-ACCOUNT
                                                      -----------                  -----------
                                                      YEAR ENDED                   YEAR ENDED
                                                      DECEMBER 31,                 DECEMBER 31,
                                                      -----------                  -----------
                                                   1997         1996            1997         1996
                                                   ----         ----            ----         ----

Units outstanding, beginning of year             21,922       28,742            6,013        5,691
  Units purchased                                 1,276        1,141              147          329
  Units transferred between
    Sub-Accounts and Fixed Accounts              (5,243)      (4,598)          (1,349)           -
  Units withdrawn and surrendered                  (631)      (3,363)            (371)          (7)
                                                 ------       ------           ------       ------
Units outstanding, end of year                   17,324       21,922            4,440        6,013
                                                 ------       ------           ------       ------
                                                 ------       ------           ------       ------


                                                         MFH                          MWG
                                                      SUB-ACCOUNT                  SUB-ACCOUNT
                                                      -----------                  -----------
                                                      YEAR ENDED                   YEAR ENDED
                                                      DECEMBER 31,                 DECEMBER 31,
                                                      -----------                  -----------
                                                   1997         1996            1997         1996
                                                   ----         ----            ----         ----

Units outstanding, beginning of year             16,765       18,087          15,694       17,846
  Units purchased                                    65           99           2,245          334
  Units transferred between
    Sub-Accounts and Fixed Accounts                   -          (46)         (2,790)      (1,137)
  Units withdrawn and surrendered                (3,536)       (1,375)        (2,603)      (1,349)
                                                 ------       ------           ------       ------
Units outstanding, end of year                   13,294        16,765         12,546       15,694
                                                 ------       ------           ------       ------
                                                 ------       ------           ------       ------


                                                         MEG
                                                      SUB-ACCOUNT
                                                      -----------
                                                      YEAR ENDED
                                                      DECEMBER 31,
                                                      -----------
                                                   1997         1996
                                                   ----         ----

Units outstanding, beginning of year             19,505       19,750
  Units purchased                                   476          539
  Units transferred between
    Sub-Accounts and Fixed Accounts                 844          606
  Units withdrawn and surrendered                (4,277)      (1,390)
                                                 ------       ------
Units outstanding, end of year                   16,548       19,505
                                                 ------       ------
                                                 ------       ------


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